Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	118 Months Ended
	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025
Without Sales Load [Member] | Investor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Class (without sales charge)
Average Annual Return, Percent	31.70%	8.30%	16.07%
Without Sales Load [Member] | Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class (without sales charge)
Average Annual Return, Percent	32.08%	8.62%	16.39%
Without Sales Load [Member] | Investor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Class (without sales charge)
Average Annual Return, Percent	41.61%	11.12%	19.29%
Without Sales Load [Member] | Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class (without sales charge)
Average Annual Return, Percent	42.05%	11.46%	19.62%
Russell 3000 Total Return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000® Total Return
Average Annual Return, Percent	15.30%	15.96%	13.72%
Russell 3000 Growth Total Return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000® Growth Total Return
Average Annual Return, Percent	16.99%	17.57%	17.09%
Russell 3000 Total Return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000® Total Return
Average Annual Return, Percent	15.30%	15.96%	13.72%
Russell 3000 Growth Total Return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000® Growth Total Return
Average Annual Return, Percent	16.99%	17.57%	17.09%
Russell 3000 Total Return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000® Total Return
Average Annual Return, Percent	15.30%	15.96%	13.72%
Russell 3000 Growth Total Return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000® Growth Total Return
Average Annual Return, Percent	16.99%	17.57%	17.09%
Russell 3000 Total Return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000® Total Return
Average Annual Return, Percent	15.30%	15.96%	13.72%
Russell 3000 Growth Total Return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000® Growth Total Return
Average Annual Return, Percent	16.99%	17.57%	17.09%